Capital stock - Movement of Ordinary Shares Issued (Detail) - Ordinary shares [member] - shares shares in Thousands		12 Months Ended
	Aug. 15, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Beginning balance		727,240	727,265	856,059
Restricted shares – cancelled			(25)	(349)
Restricted shares – uncancelled				(23)
Capital reduction	132,945			(128,422)
Ending balance		727,240	727,240	727,265